PGIM Income Builder Fund
Schedule of Investments as of July 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 97.3%
Affiliated Mutual Funds 15.7%
PGIM QMA International Equity Fund (Class R6)	1,048,558	$ 7,266,510
PGIM Short Duration High Yield Income Fund (Class R6)	2,314,873	20,139,394
PGIM Total Return Bond Fund (Class R6)	1,695,107	25,511,354

Total Affiliated Mutual Funds (cost $51,093,686)(w)		52,917,258
Common Stocks 24.9%
Aerospace & Defense 0.5%
Lockheed Martin Corp.	2,922	1,107,350
Raytheon Technologies Corp.	11,461	649,610
		1,756,960
Auto Components 0.1%
Aptiv PLC	4,324	336,191
Banks 0.9%
BNP Paribas SA (France)*	8,313	332,040
JPMorgan Chase & Co.	12,969	1,253,324
Truist Financial Corp.	35,849	1,342,904
		2,928,268
Biotechnology 0.6%
AbbVie, Inc.	19,826	1,881,686
Capital Markets 0.4%
Goldman Sachs Group, Inc. (The)	7,290	1,443,128
Chemicals 0.7%
Akzo Nobel NV (Netherlands)	8,377	786,550
FMC Corp.	7,420	786,891
Hexion Holdings Corp. (Class B Stock)*	3,950	26,268
Linde PLC (United Kingdom)	3,358	823,079
		2,422,788
Consumer Finance 0.4%
American Express Co.	6,087	568,039
Capital One Financial Corp.	12,848	819,702
		1,387,741

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Diversified Telecommunication Services 0.2%
Telefonica Deutschland Holding AG (Germany)	294,396	$ 814,592
Electric Utilities 0.4%
Brookfield Renewable Corp. (Class A Stock)*	1,431	64,309
Edison International	5,596	311,529
FirstEnergy Corp.	22,356	648,324
GenOn Energy Holdings, Inc. (Class A Stock)*^	1,853	352,070
Keycon Power Holdings LLC*^	350	86,800
		1,463,032
Entertainment 0.2%
Walt Disney Co. (The)	5,806	678,954
Equity Real Estate Investment Trusts (REITs) 6.7%
Activia Properties, Inc. (Japan)	73	241,424
alstria office REIT-AG (Germany)*	15,171	226,569
American Campus Communities, Inc.	65,308	2,327,577
American Tower Corp.	2,380	622,108
AvalonBay Communities, Inc.	1,800	275,616
Brandywine Realty Trust(a)	124,613	1,349,559
Community Healthcare Trust, Inc.	5,792	264,868
Corporate Office Properties Trust	15,025	397,862
Cousins Properties, Inc.	6,147	188,836
Equinix, Inc.	788	618,958
Four Corners Property Trust, Inc.(a)	46,359	1,168,247
Frasers Centrepoint Trust (Singapore)	326,793	572,405
Global Medical REIT, Inc.	116,242	1,382,117
Japan Retail Fund Investment Corp. (Japan)	793	951,696
Keppel REIT (Singapore)	833,526	673,035
Life Storage, Inc.	4,124	404,688
Link REIT (Hong Kong)	58,136	449,711
Mapletree Industrial Trust (Singapore)	79,334	189,888
Mapletree Logistics Trust (Singapore)	404,360	630,894
Medical Properties Trust, Inc.	26,577	534,995
MGM Growth Properties LLC (Class A Stock)	51,652	1,412,166
Nomura Real Estate Master Fund, Inc. (Japan)	212	261,695
NSI NV (Netherlands)	12,614	449,964
Omega Healthcare Investors, Inc.	31,799	1,029,652
Primary Health Properties PLC (United Kingdom)	162,428	328,508
Prologis, Inc.	14,164	1,493,169
Realty Income Corp.	9,872	592,814
Regency Centers Corp.	20,739	850,921
Spirit Realty Capital, Inc.	28,416	979,215

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Stockland (Australia)	251,439	$ 574,748
Summit Industrial Income REIT (Canada)	40,262	362,206
Supermarket Income REIT PLC (United Kingdom)	260,282	375,583
Welltower, Inc.	7,697	412,251
		22,593,945
Food & Staples Retailing 0.2%
Walmart, Inc.	4,506	583,076
Health Care Equipment & Supplies 0.3%
Zimmer Biomet Holdings, Inc.	7,596	1,024,397
Hotels, Restaurants & Leisure 0.4%
McDonald’s Corp.	3,313	643,650
Six Flags Entertainment Corp.	41,603	723,476
		1,367,126
Household Durables 0.4%
KB Home	41,218	1,386,573
Household Products 0.2%
Procter & Gamble Co. (The)	5,935	778,197
Independent Power & Renewable Electricity Producers 0.4%
Atlantica Sustainable Infrastructure PLC (Spain)	6,831	204,725
Brookfield Renewable Partners LP (Canada)	5,726	246,733
Clearway Energy, Inc. (Class C Stock)	12,413	304,615
NextEra Energy Partners LP	11,394	708,707
		1,464,780
Insurance 0.6%
Marsh & McLennan Cos., Inc.	6,720	783,552
MetLife, Inc.	36,219	1,370,889
		2,154,441
Machinery 0.2%
Deere & Co.	3,406	600,512
Mortgage Real Estate Investment Trusts (REITs) 0.3%
Starwood Property Trust, Inc.(a)	66,975	1,001,276

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Multi-Utilities 0.3%
Dominion Energy, Inc.	10,511	$ 851,706
DTE Energy Co.	988	114,243
Sempra Energy	700	87,122
		1,053,071
Oil, Gas & Consumable Fuels 3.4%
BP PLC (United Kingdom), ADR	32,884	724,763
Cheniere Energy Partners LP, MLP	9,104	308,444
Cheniere Energy, Inc.*	6,591	326,123
ConocoPhillips	13,454	503,045
Enbridge, Inc. (Canada)	21,496	687,994
Energy Transfer LP, MLP	48,581	318,206
Enterprise Products Partners LP, MLP	41,059	722,638
Equitrans Midstream Corp.	50,517	487,489
Frontera Energy Corp. (Colombia)	2,232	4,686
Gibson Energy, Inc. (Canada)	23,946	394,377
Keyera Corp. (Canada)	5,378	81,747
Kinder Morgan, Inc.	44,050	621,105
Magellan Midstream Partners LP, MLP	9,738	394,292
MPLX LP, MLP	39,329	718,541
ONEOK, Inc.	10,693	298,442
Pembina Pipeline Corp. (Canada)	15,935	387,858
Phillips 66 Partners LP, MLP	9,663	268,631
Plains All American Pipeline LP, MLP	26,039	198,938
Plains GP Holdings LP (Class A Stock)*	17,748	140,919
Targa Resources Corp.	28,244	516,300
TC Energy Corp. (Canada)	9,334	425,429
TC PipeLines LP, MLP	2,886	88,485
TOTAL SE (France), ADR	20,147	758,736
Williams Cos., Inc. (The)	102,079	1,952,771
		11,329,959
Pharmaceuticals 0.9%
AstraZeneca PLC (United Kingdom), ADR	34,864	1,944,714
Bristol-Myers Squibb Co.	17,191	1,008,424
		2,953,138
Real Estate Management & Development 0.2%
Sun Hung Kai Properties Ltd. (Hong Kong)	29,435	358,478
Swire Properties Ltd. (Hong Kong)	121,333	280,072
		638,550

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Road & Rail 0.8%
Knight-Swift Transportation Holdings, Inc.	13,376	$ 581,722
Norfolk Southern Corp.	4,720	907,231
Union Pacific Corp.	7,230	1,253,321
		2,742,274
Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc.*	25,320	1,960,527
ASML Holding NV (Netherlands)	1,860	657,919
Intel Corp.	9,603	458,351
Lam Research Corp.	5,495	2,072,494
QUALCOMM, Inc.	16,047	1,694,724
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	10,376	818,563
Texas Instruments, Inc.	5,043	643,235
		8,305,813
Software 0.4%
Microsoft Corp.	6,542	1,341,175
Specialty Retail 0.6%
Lowe’s Cos., Inc.	9,438	1,405,413
TJX Cos., Inc. (The)	8,655	449,973
		1,855,386
Technology Hardware, Storage & Peripherals 0.8%
Apple, Inc.	5,960	2,533,239
Western Digital Corp.	6,803	293,209
		2,826,448
Tobacco 0.5%
Altria Group, Inc.	19,495	802,219
Philip Morris International, Inc.	9,103	699,202
		1,501,421
Wireless Telecommunication Services 0.4%
Tele2 AB (Sweden) (Class B Stock)	50,508	712,748
Vodafone Group PLC (United Kingdom), ADR	49,248	748,570
		1,461,318

Total Common Stocks (cost $75,109,440)		84,076,216

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Exchange-Traded Funds 20.0%
Invesco Preferred ETF	1,724,488	$ 25,384,463
iShares Core MSCI Emerging Markets ETF	38,900	2,011,519
PGIM QMA Strategic Alpha International Equity ETF(g)	200,000	9,766,080
SPDR Bloomberg Barclays Convertible Securities ETF	468,742	30,416,669

Total Exchange-Traded Funds (cost $59,021,478)		67,578,731
Preferred Stocks 3.0%
Auto Components 0.2%
Aptiv PLC, Series A, CVT, 5.500%	5,991	612,340
Equity Real Estate Investment Trusts (REITs) 1.7%
American Homes 4 Rent	31,492	818,792
EPR Properties	20,732	351,615
Gladstone Commercial Corp.	25,039	605,944
Investors Real Estate Trust	21,312	554,751
Monmouth Real Estate Investment Corp.	26,082	655,180
Office Properties Income Trust	25,409	636,750
PS Business Parks, Inc.	18,548	483,175
Rexford Industrial Realty, Inc.	22,517	573,508
UMH Properties, Inc.	21,813	534,419
Vornado Realty Trust	28,585	654,596
		5,868,730
Health Care Equipment & Supplies 0.9%
Boston Scientific Corp., CVT, 5.500%	11,000	1,235,190
Danaher Corp., Series A, CVT, 4.750%	1,272	1,805,121
		3,040,311
Multi-Utilities 0.2%
Sempra Energy, Series A, CVT, 6.000%	6,645	678,720
Total Preferred Stocks (cost $9,595,359)		10,200,101

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Security 0.1%
Collateralized Loan Obligations
Zais CLO Ltd. (Cayman Islands), Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%) (cost $492,019)	1.472%(c)	07/20/31	492	$ 471,338
Bank Loans 0.4%
Computers 0.0%
Everi Payments, Inc., Term Loan, 3 Month LIBOR + 10.500%^	11.500 (c)	05/09/24	25	25,125
Electric 0.1%
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 6.000%^	7.000 (c)	07/30/26	273	253,832
Electronics 0.0%
Tiger Merger Sub Co., Non-FILO Term Loan, 1 Month LIBOR + 3.500%	3.667 (c)	06/30/25	75	74,312
Engineering & Construction 0.0%
Landry’s Finance Acquisition Co., Term Loan^	— (p)	10/04/23	75	86,250
Entertainment 0.1%
Playtika Holding Corp., Term B Loan, 3 Month LIBOR + 6.000%	7.072 (c)	12/10/24	244	245,578
Twin River Worldwide Holdings, Inc., Term B-1 Facility Loan, 1 Month LIBOR + 8.000%^	9.000 (c)	05/11/26	50	51,250
				296,828
Oil & Gas 0.1%
Chesapeake Energy Corp., Class A Loan, 1 Month LIBOR + 8.000% (Cap N/A, Floor 10.000%)	9.000 (c)	06/24/24	400	195,600
Citgo Petroleum Corp., 2019 Incremental Term B Loan, 3 Month LIBOR + 5.000%	6.000 (c)	03/27/24	90	86,871
				282,471

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Software 0.1%
Informatica LLC, Second Lien Initial Loan	7.125%	02/25/25	50	$ 50,500
TIBCO Software, Inc., Term Loan	— (p)	03/04/28	100	95,167
				145,667
Telecommunications 0.0%
Xplornet Communications, Inc. (Canada), Initial Term Loan, 1 Month LIBOR + 4.750%	4.911 (c)	06/10/27	150	145,625

Total Bank Loans (cost $1,500,629)				1,310,110
Convertible Bonds 0.2%
Insurance 0.2%
AXA SA (France), Sr. Unsec’d. Notes, 144A	7.250	05/15/21	623	592,953
Telecommunications 0.0%
Digicel Group 0.5 Ltd. (Jamaica), Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A	7.000	–(rr)	5	649

Total Convertible Bonds (cost $628,755)				593,602
Corporate Bonds 20.0%
Advertising 0.1%
National CineMedia LLC, Sr. Unsec’d. Notes	5.750	08/15/26	225	145,976
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes, 144A	6.250	06/15/25	50	50,983
Terrier Media Buyer, Inc., Gtd. Notes, 144A	8.875	12/15/27	235	240,412
				437,371
Aerospace & Defense 0.5%
Boeing Co. (The),
Sr. Unsec’d. Notes	5.150	05/01/30	225	246,441
Sr. Unsec’d. Notes	5.805	05/01/50	275	322,584

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500%	12/01/24	725	$ 586,888
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	50	40,419
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	425	339,360

Howmet Aerospace, Inc., Sr. Unsec’d. Notes	6.875	05/01/25	25	28,319
Spirit AeroSystems, Inc., Sec’d. Notes, 144A	7.500	04/15/25	75	73,810
SSL Robotics LLC, Sr. Sec’d. Notes, 144A	9.750	12/31/23	125	138,747
				1,776,568
Agriculture 0.1%
Vector Group Ltd.,
Gtd. Notes, 144A	10.500	11/01/26	50	51,261
Sr. Sec’d. Notes, 144A	6.125	02/01/25	225	223,456
				274,717
Apparel 0.0%
William Carter Co. (The), Gtd. Notes, 144A	5.500	05/15/25	75	79,762
Wolverine World Wide, Inc.,
Gtd. Notes, 144A	5.000	09/01/26	50	49,212
Gtd. Notes, 144A	6.375	05/15/25	50	52,838
				181,812
Auto Manufacturers 0.3%
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	175	159,723
Sr. Unsec’d. Notes	5.291	12/08/46	550	523,372
Sr. Unsec’d. Notes	9.000	04/22/25	75	88,352
Sr. Unsec’d. Notes	9.625	04/22/30	40	52,791
Navistar International Corp.,
Gtd. Notes, 144A	6.625	11/01/25	300	307,383
Sr. Sec’d. Notes, 144A	9.500	05/01/25	50	57,077
				1,188,698
Auto Parts & Equipment 0.3%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26	200	186,460

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Auto Parts & Equipment (cont’d.)
Adient US LLC, Sr. Sec’d. Notes, 144A	9.000%	04/15/25		25	$ 27,883
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	03/15/26		75	75,972
Gtd. Notes	6.500	04/01/27		155	158,800

Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625	11/15/26		100	54,286
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	6.500	06/01/26		200	210,180
Dana, Inc.,
Sr. Unsec’d. Notes	5.375	11/15/27		75	78,590
Sr. Unsec’d. Notes	5.625	06/15/28		15	15,750

Titan International, Inc., Sr. Sec’d. Notes	6.500	11/30/23		150	99,835
					907,756
Banks 0.3%
Banque Centrale de Tunisie International Bond (Tunisia),
Sr. Unsec’d. Notes	5.750	01/30/25		200	184,025
Sr. Unsec’d. Notes	6.750	10/31/23	EUR	100	111,540

CIT Group, Inc., Sr. Unsec’d. Notes	5.000	08/01/23		175	182,977
Grupo Aval Ltd. (Colombia), Gtd. Notes, 144A	4.375	02/04/30		200	190,924
State Savings Bank of Ukraine Via SSB #1 PLC (Ukraine), Sr. Unsec’d. Notes	9.625	03/20/25		100	102,985
Turkiye Sinai Kalkinma Bankasi A/S (Turkey), Sr. Unsec’d. Notes, 144A	6.000	01/23/25		200	187,516
					959,967
Building Materials 0.4%
Cornerstone Building Brands, Inc., Gtd. Notes, 144A	8.000	04/15/26		200	206,223
Forterra Finance LLC/FRTA Finance Corp., Sr. Sec’d. Notes, 144A	6.500	07/15/25		25	26,684
Griffon Corp., Gtd. Notes	5.750	03/01/28		150	157,006
JELD-WEN, Inc., Gtd. Notes, 144A	4.625	12/15/25		25	25,251

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Masonite International Corp., Gtd. Notes, 144A	5.375%	02/01/28	45	$ 48,241
Patrick Industries, Inc., Gtd. Notes, 144A	7.500	10/15/27	100	106,620
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	75	80,988
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	150	160,056
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	30	32,078
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes	6.125	07/15/23	75	75,077
Gtd. Notes, 144A	5.250	01/15/29	20	20,745
Gtd. Notes, 144A	6.500	03/15/27	100	110,301

U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24	225	229,762
				1,279,032
Chemicals 1.1%
Ashland LLC, Gtd. Notes	6.875	05/15/43	50	62,465
Atotech Alpha 2 BV (Germany), Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%	8.750	06/01/23	225	227,250
Braskem America Finance Co. (Brazil), Gtd. Notes, 144A	7.125	07/22/41	200	209,071
Chemours Co. (The),
Gtd. Notes	5.375	05/15/27	200	195,937
Gtd. Notes(a)	7.000	05/15/25	245	251,167

CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	3.875	06/19/29	400	447,789
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A	6.750	08/15/24	85	78,228
Hexion, Inc., Gtd. Notes, 144A	7.875	07/15/27	160	158,692
MEGlobal Canada ULC (Kuwait), Gtd. Notes, 144A, MTN	5.875	05/18/30	200	237,071
Minerals Technologies, Inc., Gtd. Notes, 144A	5.000	07/01/28	40	41,398
Nouryon Holding BV (Netherlands), Sr. Unsec’d. Notes, 144A	8.000	10/01/26	200	213,492
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	06/01/27	175	165,541

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

Olin Corp., Sr. Unsec’d. Notes, 144A	9.500%	06/01/25	75	$ 85,610
Orbia Advance Corp. SAB de CV (Mexico), Gtd. Notes, 144A(a)	5.500	01/15/48	225	247,594
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	125	124,006
TPC Group, Inc., Sr. Sec’d. Notes, 144A	10.500	08/01/24	175	155,754
Tronox Finance PLC, Gtd. Notes, 144A	5.750	10/01/25	115	114,784
Tronox, Inc.,
Gtd. Notes, 144A(a)	6.500	04/15/26	120	120,300
Sr. Sec’d. Notes, 144A	6.500	05/01/25	160	170,359

Valvoline, Inc., Gtd. Notes, 144A	4.375	08/15/25	30	30,983
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A	5.750	07/15/25	160	119,121
Sr. Sec’d. Notes, 144A	9.500	07/01/25	50	51,204

WR Grace & Co-Conn, Gtd. Notes, 144A	4.875	06/15/27	50	53,243
				3,561,059
Commercial Services 0.9%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	10	10,702
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	325	360,778

AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27	75	74,595
Brink’s Co. (The), Gtd. Notes, 144A	5.500	07/15/25	75	79,665
DP World PLC (United Arab Emirates), Sr. Unsec’d. Notes, EMTN	6.850	07/02/37	200	267,720
Gartner, Inc., Gtd. Notes, 144A	4.500	07/01/28	30	31,604
Laureate Education, Inc., Gtd. Notes, 144A	8.250	05/01/25	400	426,965
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000	04/15/22	95	95,418
Refinitiv US Holdings, Inc., Gtd. Notes, 144A	8.250	11/15/26	350	386,238

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
United Rentals North America, Inc.,
Gtd. Notes	3.875%	02/15/31	50	$ 50,000
Gtd. Notes(a)	4.875	01/15/28	600	644,335
Gtd. Notes	5.250	01/15/30	225	246,305

Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750	08/15/26	280	310,349
				2,984,674
Computers 0.2%
Banff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	9.750	09/01/26	378	399,456
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25	202	196,828
NCR Corp.,
Gtd. Notes, 144A	5.750	09/01/27	50	51,843
Gtd. Notes, 144A	8.125	04/15/25	25	27,746
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A	5.750	06/01/25	25	26,254
Sr. Unsec’d. Notes, 144A	6.750	06/01/25	125	129,546
				831,673
Distribution/Wholesale 0.1%
Core & Main Holdings LP, Sr. Unsec’d. Notes, 144A, Cash coupon 8.625% or PIK 9.375%	8.625	09/15/24	150	152,660
H&E Equipment Services, Inc., Gtd. Notes	5.625	09/01/25	125	129,999
Performance Food Group, Inc., Gtd. Notes, 144A	5.500	10/15/27	50	51,569
				334,228
Diversified Financial Services 0.6%
Alliance Data Systems Corp., Gtd. Notes, 144A	4.750	12/15/24	100	92,996
Fairstone Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875	07/15/24	110	111,394
LPL Holdings, Inc., Gtd. Notes, 144A	5.750	09/15/25	125	130,365
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	6.000	01/15/27	75	77,434

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Nationstar Mortgage Holdings, Inc., (cont’d.)
Gtd. Notes, 144A	9.125%	07/15/26	660	$ 718,921
OneMain Finance Corp.,
Gtd. Notes	6.625	01/15/28	175	200,435
Gtd. Notes	7.125	03/15/26	425	498,758

Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28	200	227,252
				2,057,555
Electric 1.3%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), Sr. Unsec’d. Notes, 144A	4.000	10/03/49	200	242,917
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	125	126,393
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	175	179,610
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	500	519,948
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN	6.350	08/10/28	400	403,023
Sr. Unsec’d. Notes	7.125	02/11/25	200	191,450
Sr. Unsec’d. Notes, EMTN	6.750	08/06/23	200	192,200
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	460	449,193
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Gtd. Notes, 144A	9.000	12/01/23	32	30,536
Sub. Notes, 144A, Cash coupon 13.000% or PIK N/A	13.000	06/01/24	94	94,303

Listrindo Capital BV (Indonesia), Gtd. Notes, 144A	4.950	09/14/26	200	206,321
NRG Energy, Inc., Gtd. Notes	6.625	01/15/27	250	268,168
Perusahaan Listrik Negara PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	5.450	05/21/28	420	499,968
PG&E Corp.,
Sr. Sec’d. Notes	5.000	07/01/28	45	46,338
Sr. Sec’d. Notes	5.250	07/01/30	185	192,476
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27	360	382,952
Gtd. Notes, 144A	5.625	02/15/27	275	294,931
				4,320,727

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electrical Components & Equipment 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125%	06/15/25	50	$ 54,906
Gtd. Notes, 144A	7.250	06/15/28	70	76,490
				131,396
Energy-Alternate Sources 0.1%
Azure Power Solar Energy Private Ltd. (India), Sr. Sec’d. Notes, 144A, MTN	5.650	12/24/24	200	204,279
Enviva Partners LP/Enviva Partners Finance Corp., Gtd. Notes, 144A	6.500	01/15/26	50	54,057
				258,336
Engineering & Construction 0.2%
AECOM, Gtd. Notes	5.125	03/15/27	175	191,453
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes	4.250	10/27/27	200	177,665
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes	5.500	07/31/47	200	168,115
PowerTeam Services LLC, Sr. Sec’d. Notes, 144A	9.033	12/04/25	50	52,940
TopBuild Corp., Gtd. Notes, 144A	5.625	05/01/26	125	130,333
				720,506
Entertainment 0.8%
AMC Entertainment Holdings, Inc.,
Gtd. Notes	5.750	06/15/25	125	35,002
Gtd. Notes	5.875	11/15/26	400	112,000
Sr. Sec’d. Notes, 144A	10.500	04/24/26	45	39,394

Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25	400	360,249
Colt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25	65	67,974
Sr. Unsec’d. Notes, 144A	8.125	07/01/27	90	91,908

Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26	225	197,245
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	5.250	01/15/29	200	204,060
Sr. Sec’d. Notes, 144A	6.500	02/15/25	150	161,230

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Entertainment (cont’d.)

Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875%	02/01/24	175	$ 159,074
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27	200	197,184
Scientific Games International, Inc.,
Gtd. Notes, 144A	7.250	11/15/29	50	46,218
Gtd. Notes, 144A	8.250	03/15/26	450	448,973
Gtd. Notes, 144A	8.625	07/01/25	125	125,387
Six Flags Entertainment Corp.,
Gtd. Notes, 144A	4.875	07/31/24	50	47,790
Gtd. Notes, 144A	5.500	04/15/27	75	70,878

Twin River Worldwide Holdings, Inc., Sr. Unsec’d. Notes, 144A	6.750	06/01/27	125	121,609
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	5.125	10/01/29	60	57,805
Sr. Unsec’d. Notes, 144A	7.750	04/15/25	25	26,280
				2,570,260
Food Service 0.0%
Aramark Services, Inc., Gtd. Notes, 144A	6.375	05/01/25	25	26,365
Foods 0.4%
B&G Foods, Inc., Gtd. Notes	5.250	09/15/27	180	191,255
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A	5.750	06/15/25	274	282,321
Gtd. Notes, 144A	5.875	07/15/24	150	153,081

JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A	6.500	04/15/29	170	192,508
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A	5.750	03/15/25	25	25,701
Gtd. Notes, 144A	5.875	09/30/27	250	264,569

Post Holdings, Inc., Gtd. Notes, 144A	5.500	12/15/29	175	192,048
US Foods, Inc., Gtd. Notes, 144A	5.875	06/15/24	175	174,830
				1,476,313

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500%	05/20/25	100	$ 108,011
Sr. Unsec’d. Notes	5.750	05/20/27	225	246,638
Sr. Unsec’d. Notes	5.875	08/20/26	225	248,155
				602,804
Healthcare-Services 0.6%
Acadia Healthcare Co., Inc., Gtd. Notes	6.500	03/01/24	25	25,810
DaVita, Inc., Gtd. Notes, 144A	4.625	06/01/30	175	186,326
Hadrian Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	8.500	05/01/26	25	22,910
HCA, Inc., Gtd. Notes	5.875	02/01/29	102	124,321
MEDNAX, Inc., Gtd. Notes, 144A	6.250	01/15/27	50	52,759
Polaris Intermediate Corp., Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK 9.250%	8.500	12/01/22	75	76,384
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26	325	360,304
Surgery Center Holdings, Inc., Gtd. Notes, 144A	10.000	04/15/27	130	137,974
Tenet Healthcare Corp.,
Sec’d. Notes	5.125	05/01/25	200	205,934
Sec’d. Notes, 144A	6.250	02/01/27	75	79,616
Sr. Sec’d. Notes, 144A	4.875	01/01/26	25	26,136
Sr. Unsec’d. Notes(a)	6.750	06/15/23	550	580,345
Sr. Unsec’d. Notes	6.875	11/15/31	50	47,990
				1,926,809
Home Builders 0.9%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	6.750	08/01/25	225	229,362
Sr. Unsec’d. Notes, 144A	9.875	04/01/27	75	80,491
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	175	176,195
Gtd. Notes	6.750	03/15/25	100	103,168
Gtd. Notes	7.250	10/15/29	125	134,062

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A	4.875%	02/15/30	100	$ 91,397
Gtd. Notes, 144A	6.250	09/15/27	125	125,610
Gtd. Notes, 144A	6.375	05/15/25	200	203,247

Century Communities, Inc., Gtd. Notes	6.750	06/01/27	150	160,570
Forestar Group, Inc.,
Gtd. Notes, 144A	5.000	03/01/28	50	49,554
Gtd. Notes, 144A	8.000	04/15/24	100	107,672

KB Home, Gtd. Notes	6.875	06/15/27	200	226,731
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	100	103,182
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	100	101,848
Sr. Unsec’d. Notes, 144A	5.250	12/15/27	75	78,000

Meritage Homes Corp., Gtd. Notes	5.125	06/06/27	227	245,518
New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22	79	73,982
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	01/31/25	56	57,524
Gtd. Notes, 144A	5.875	06/15/27	350	388,256
Gtd. Notes, 144A	6.625	07/15/27	175	190,262
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	40	43,661

TRI Pointe Group, Inc., Gtd. Notes	5.700	06/15/28	25	27,537
				2,997,829
Household Products/Wares 0.0%
Spectrum Brands, Inc.,
Gtd. Notes	5.750	07/15/25	100	103,459
Gtd. Notes, 144A	5.000	10/01/29	50	51,311
				154,770
Housewares 0.0%
Scotts Miracle-Gro Co. (The), Gtd. Notes	4.500	10/15/29	75	79,417

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Iron/Steel 0.1%
Cleveland-Cliffs, Inc.,
Sr. Sec’d. Notes, 144A	6.750%	03/15/26	25	$ 25,095
Sr. Sec’d. Notes, 144A	9.875	10/17/25	110	120,147

Vale Overseas Ltd. (Brazil), Gtd. Notes	3.750	07/08/30	55	59,039
				204,281
Leisure Time 0.1%
NCL Corp. Ltd.,
Sr. Sec’d. Notes, 144A	10.250	02/01/26	90	89,658
Sr. Sec’d. Notes, 144A	12.250	05/15/24	30	32,611
Sr. Unsec’d. Notes, 144A	3.625	12/15/24	100	65,936
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A	9.125	06/15/23	15	15,282
Sr. Sec’d. Notes, 144A	10.875	06/01/23	25	26,339
Sr. Unsec’d. Notes	2.650	11/28/20	25	24,844

Viking Cruises Ltd., Gtd. Notes, 144A	5.875	09/15/27	125	81,217
				335,887
Lodging 0.3%
Boyd Gaming Corp.,
Gtd. Notes	6.000	08/15/26	150	151,870
Gtd. Notes	6.375	04/01/26	50	51,205
Hilton Domestic Operating Co., Inc.,
Gtd. Notes	5.125	05/01/26	200	206,393
Gtd. Notes, 144A	5.375	05/01/25	25	26,130
Gtd. Notes, 144A	5.750	05/01/28	25	26,688

Marriott International, Inc., Sr. Unsec’d. Notes, Series EE	5.750	05/01/25	25	27,783
MGM Resorts International,
Gtd. Notes	6.000	03/15/23	50	52,335
Gtd. Notes	6.750	05/01/25	400	414,882
Station Casinos LLC,
Gtd. Notes, 144A	4.500	02/15/28	125	111,875
Gtd. Notes, 144A	5.000	10/01/25	25	23,636

Wyndham Destinations, Inc., Sr. Sec’d. Notes, 144A	4.625	03/01/30	50	46,003
				1,138,800

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Machinery-Diversified 0.1%
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	10.125%	08/01/24	275	$ 269,348
Media 1.5%
AMC Networks, Inc., Gtd. Notes	4.750	08/01/25	200	204,832
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	175	183,553
Sr. Unsec’d. Notes, 144A	4.750	03/01/30	225	240,362
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	200	219,234
Sr. Unsec’d. Notes, 144A	5.875	05/01/27	442	467,262

Clear Channel Worldwide Holdings, Inc., Gtd. Notes	9.250	02/15/24	897	814,052
CSC Holdings LLC,
Gtd. Notes, 144A	4.125	12/01/30	225	237,388
Sr. Unsec’d. Notes, 144A	10.875	10/15/25	300	321,759

Cumulus Media New Holdings, Inc., Sr. Sec’d. Notes, 144A	6.750	07/01/26	50	45,413
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A(a)	6.625	08/15/27	505	276,458
Sr. Sec’d. Notes, 144A	5.375	08/15/26	460	352,609
DISH DBS Corp.,
Gtd. Notes(a)	7.750	07/01/26	330	370,375
Gtd. Notes, 144A	7.375	07/01/28	65	68,932
Entercom Media Corp.,
Gtd. Notes, 144A	7.250	11/01/24	100	83,522
Sec’d. Notes, 144A	6.500	05/01/27	90	80,468
Gray Television, Inc.,
Gtd. Notes, 144A	5.875	07/15/26	75	77,720
Gtd. Notes, 144A	7.000	05/15/27	45	49,198

iHeartCommunications, Inc., Gtd. Notes	8.375	05/01/27	175	173,809
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A	6.625	02/15/25	150	153,750
Sr. Unsec’d. Notes, 144A	6.875	02/15/23	140	141,675

Scripps Escrow, Inc., Gtd. Notes, 144A	5.875	07/15/27	50	50,177
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.125	02/15/27	175	171,144

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	5.125%	02/15/25	235	$ 227,975
Sr. Sec’d. Notes, 144A	6.625	06/01/27	155	155,516
				5,167,183
Mining 0.9%
Constellium SE, Gtd. Notes, 144A	5.875	02/15/26	250	261,171
Corp. Nacional del Cobre de Chile (Chile), Sr. Unsec’d. Notes	4.875	11/04/44	400	512,830
Eldorado Gold Corp. (Turkey), Sec’d. Notes, 144A	9.500	06/01/24	200	218,744
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.500	03/01/24	250	245,220
Gtd. Notes, 144A	7.250	05/15/22	200	199,859
Freeport-McMoRan, Inc.,
Gtd. Notes	4.375	08/01/28	100	106,024
Gtd. Notes	4.625	08/01/30	85	90,950

Hecla Mining Co., Gtd. Notes	7.250	02/15/28	50	53,439
IAMGOLD Corp. (Burkina Faso), Gtd. Notes, 144A	7.000	04/15/25	215	224,022
Indonesia Asahan Aluminium Persero PT (Indonesia),
Sr. Unsec’d. Notes	6.530	11/15/28	220	273,247
Sr. Unsec’d. Notes, 144A	4.750	05/15/25	200	220,524
New Gold, Inc. (Canada),
Gtd. Notes, 144A	6.375	05/15/25	150	155,793
Sr. Unsec’d. Notes, 144A	7.500	07/15/27	75	81,486

Nexa Resources SA (Peru), Gtd. Notes, 144A	5.375	05/04/27	210	217,540
Novelis Corp., Gtd. Notes, 144A	5.875	09/30/26	150	159,946
				3,020,795
Miscellaneous Manufacturing 0.1%
Amsted Industries, Inc., Sr. Unsec’d. Notes, 144A	4.625	05/15/30	190	193,839

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas 3.3%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875%	12/15/24(d)	775	$ 512
Antero Resources Corp.,
Gtd. Notes	5.000	03/01/25	475	301,095
Gtd. Notes	5.125	12/01/22	50	40,116
Gtd. Notes	5.375	11/01/21	150	143,625
Gtd. Notes	5.625	06/01/23	50	35,866
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A (original cost $272,481; purchased 09/26/18 - 04/18/19)(f)	7.000	11/01/26	275	176,458
Sr. Unsec’d. Notes, 144A (original cost $201,000; purchased 03/29/17)(f)	10.000	04/01/22	201	166,252

Chesapeake Energy Corp., Gtd. Notes	4.875	04/15/22(d)	25	1,203
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24	250	250,776
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25	100	102,739
CNX Resources Corp.,
Gtd. Notes	5.875	04/15/22	53	52,683
Gtd. Notes, 144A	7.250	03/14/27	275	269,587

CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.625	10/15/25	50	49,095
Diamond Offshore Drilling, Inc., Sr. Unsec’d. Notes	7.875	08/15/25(d)	125	13,310
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	01/30/28	145	149,861
Sr. Unsec’d. Notes, 144A	6.625	07/15/25	25	26,272
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A	5.625	02/01/26(d)	325	69,597
Gtd. Notes, 144A	7.375	05/15/24(d)	130	28,600
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, EMTN	7.288	08/16/37	100	144,086
Sr. Unsec’d. Notes, EMTN	8.625	04/28/34	330	505,395
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	10/01/25	100	94,935
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	150	139,141
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes	5.750	04/19/47	200	249,308
Sr. Unsec’d. Notes	6.375	10/24/48	200	267,790

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.000%	03/31/24		110	$ 104,755
Nabors Industries Ltd.,
Gtd. Notes, 144A	7.250	01/15/26		50	32,192
Gtd. Notes, 144A	7.500	01/15/28		100	63,542

Nabors Industries, Inc., Gtd. Notes	5.750	02/01/25		275	106,470
NAK Naftogaz Ukraine via Kondor Finance PLC (Ukraine), Sr. Unsec’d. Notes	7.125	07/19/24	EUR	200	229,413
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	2.700	02/15/23		150	144,136
Sr. Unsec’d. Notes	2.900	08/15/24		100	94,109
Sr. Unsec’d. Notes	3.125	02/15/22		25	24,615

Oil & Gas Holding Co. BSCC (The) (Bahrain), Sr. Unsec’d. Notes	8.375	11/07/28		400	451,169
PBF Holding Co. LLC/PBF Finance Corp., Sr. Sec’d. Notes, 144A	9.250	05/15/25		95	106,264
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, EMTN	6.500	11/07/48		200	282,383
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.900	03/19/49		110	122,915
Gtd. Notes	7.375	01/17/27		243	285,855
Gtd. Notes	8.750	05/23/26		200	249,855
Petroleos de Venezuela SA (Venezuela),
First Lien, 144A	8.500	10/27/20		385	38,500
Sr. Unsec’d. Notes	5.375	04/12/27(d)		625	15,625
Sr. Unsec’d. Notes	6.000	05/16/24(d)		115	2,875
Sr. Unsec’d. Notes	6.000	11/15/26(d)		670	16,750
Sr. Unsec’d. Notes	9.000	11/17/21(d)		150	3,750
Sr. Unsec’d. Notes	9.750	05/17/35(d)		200	5,000
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	EUR	100	99,583
Gtd. Notes	6.350	02/12/48		554	436,671
Gtd. Notes	6.500	03/13/27		370	353,016
Gtd. Notes	6.500	01/23/29		230	212,200
Gtd. Notes(a)	6.500	06/02/41		270	218,698
Gtd. Notes, 144A	5.950	01/28/31		175	150,533
Gtd. Notes, 144A	6.490	01/23/27		295	281,725
Gtd. Notes, 144A	7.690	01/23/50		245	214,869
Gtd. Notes, MTN	6.875	08/04/26		255	253,616

Petronas Capital Ltd. (Malaysia), Gtd. Notes, 144A, MTN	4.550	04/21/50		600	825,568

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Precision Drilling Corp. (Canada), Gtd. Notes, 144A	7.125%	01/15/26	225	$ 158,451
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	300	250,828
Gtd. Notes	5.000	03/15/23	50	46,418
Gtd. Notes, 144A	9.250	02/01/26	100	96,523

Saka Energi Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A	4.450	05/05/24	200	189,302
Sinopec Group Overseas Development 2012 Ltd. (China), Gtd. Notes	4.875	05/17/42	200	273,667
Sinopec Group Overseas Development 2017 Ltd. (China), Gtd. Notes	4.000	09/13/47	200	252,666
Sinopec Group Overseas Development 2018 Ltd. (China), Gtd. Notes, 144A	3.680	08/08/49	200	240,718
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	5.500	02/15/26	100	102,971
Thaioil Treasury Center Co. Ltd. (Thailand), Gtd. Notes, 144A, MTN	3.750	06/18/50	200	208,843
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25	375	183,340
Gtd. Notes, 144A	8.000	02/01/27	75	36,604

Trinidad Petroleum Holdings Ltd. (Trinidad & Tobago), Sr. Sec’d. Notes, 144A	9.750	06/15/26	75	77,973
Valaris PLC (Saudi Arabia),
Sr. Unsec’d. Notes	5.750	10/01/44	50	2,842
Sr. Unsec’d. Notes	7.750	02/01/26	225	12,234
WPX Energy, Inc.,
Sr. Unsec’d. Notes	5.250	09/15/24	150	154,541
Sr. Unsec’d. Notes	5.250	10/15/27	150	148,265
				11,141,140
Packaging & Containers 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Sr. Unsec’d. Notes, 144A	5.250	08/15/27	200	207,899
GPC Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	7.125	08/15/28	25	26,042
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.375	08/15/25	75	81,072

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)
Owens-Brockway Glass Container, Inc., (cont’d.)
Gtd. Notes, 144A	6.625%	05/13/27	75	$81,535

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Sr. Sec’d. Notes, 144A	5.125	07/15/23	175	177,852
				574,400
Pharmaceuticals 0.3%
AdaptHealth LLC, Gtd. Notes, 144A	6.125	08/01/28	40	41,678
Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27	185	206,857
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	75	75,333
Gtd. Notes, 144A	5.250	01/30/30	25	25,526
Gtd. Notes, 144A	6.125	04/15/25	150	154,980
Gtd. Notes, 144A	6.250	02/15/29	200	212,612
Gtd. Notes, 144A	7.000	01/15/28	100	109,057
Gtd. Notes, 144A	7.250	05/30/29	110	121,825
				947,868
Pipelines 0.6%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates), Sr. Sec’d. Notes	4.600	11/02/47	200	251,000
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.750	01/15/28	250	215,755
DCP Midstream Operating LP, Gtd. Notes	5.625	07/15/27	40	41,377
Energy Transfer Operating LP, Jr. Sub. Notes, Series G	7.125 (ff)	–(rr)	100	83,019
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	30	31,703
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	40	44,088

Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000	08/01/27	40	38,713
Rattler Midstream LP, Gtd. Notes, 144A	5.625	07/15/25	30	31,773
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.875	04/15/40	225	227,507

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Southern Gas Corridor CJSC (Azerbaijan), Gov’t. Gtd. Notes, 144A	6.875%	03/24/26	250	$ 295,015
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	09/15/24	50	48,156
Gtd. Notes, 144A	5.500	01/15/28	275	244,732
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes	5.250	05/01/23	50	50,320
Gtd. Notes	6.500	07/15/27	100	107,277
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.100	02/01/25	75	74,814
Sr. Unsec’d. Notes	3.950	06/01/25	50	49,796
Sr. Unsec’d. Notes	4.000	07/01/22	75	77,455
Sr. Unsec’d. Notes	4.050	02/01/30	25	25,269
				1,937,769
Real Estate 0.2%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	225	218,267
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	200	202,895
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26	225	211,655
				632,817
Real Estate Investment Trusts (REITs) 0.3%
Diversified Healthcare Trust, Gtd. Notes	9.750	06/15/25	150	165,559
ESH Hospitality, Inc., Gtd. Notes, 144A	5.250	05/01/25	150	153,177
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.300	01/15/29	150	166,833
Host Hotels & Resorts LP, Sr. Unsec’d. Notes, Series H	3.375	12/15/29	50	48,542
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes	4.500	01/15/28	150	153,187
Gtd. Notes, 144A	4.625	06/15/25	25	26,319

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	7.500	06/01/25	215	228,773

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes	4.750%	10/15/27	50	$ 46,497
Gtd. Notes	5.000	04/15/23	25	24,495

VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	4.250	12/01/26	95	97,798
				1,111,180
Retail 0.7%
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24	150	141,385
CEC Entertainment, Inc., Gtd. Notes	8.000	02/15/22(d)	275	32,222
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.500	10/30/25	200	218,759
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.750	01/15/22	200	174,327
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes	8.625	08/15/20	450	135,563
Sr. Unsec’d. Notes	8.625	08/15/20	225	67,781

Golden Nugget, Inc., Gtd. Notes, 144A	8.750	10/01/25	500	261,875
L Brands, Inc., Gtd. Notes	5.625	10/15/23	185	187,518
PetSmart, Inc.,
Gtd. Notes, 144A	7.125	03/15/23	175	176,698
Sr. Sec’d. Notes, 144A	5.875	06/01/25	234	240,517

Rite Aid Corp., Sr. Sec’d. Notes, 144A	8.000	11/15/26	152	156,859
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25	275	282,183
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.750	03/01/25	25	25,477
Sr. Unsec’d. Notes	5.875	03/01/27	250	253,900

Superior Plus LP/Superior General Partner, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.000	07/15/26	100	105,758
				2,460,822

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Semiconductors 0.0%
Microchip Technology, Inc., Gtd. Notes, 144A	4.250%	09/01/25	35	$ 36,653
Software 0.1%
Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A	7.125	10/02/25	75	81,967
BY Crown Parent LLC, Gtd. Notes, 144A	7.375	10/15/24	130	132,603
Dun & Bradstreet Corp. (The), Sr. Sec’d. Notes, 144A	6.875	08/15/26	65	71,173
				285,743
Telecommunications 1.5%
CenturyLink, Inc.,
Sr. Unsec’d. Notes	5.625	04/01/25	100	106,899
Sr. Unsec’d. Notes, Series P	7.600	09/15/39	180	206,590
Sr. Unsec’d. Notes, Series S	6.450	06/15/21	75	77,703

CommScope Technologies LLC, Gtd. Notes, 144A	6.000	06/15/25	200	204,429
CommScope, Inc.,
Gtd. Notes, 144A	7.125	07/01/28	80	84,667
Sr. Sec’d. Notes, 144A	6.000	03/01/26	100	106,565
Digicel Group 0.5 Ltd. (Jamaica),
Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000% or PIK 10.000%	10.000	04/01/24	148	112,648
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% or PIK 8.000%	8.000	04/01/25	31	10,439
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd. (Jamaica),
Gtd. Notes, 144A	8.000	12/31/26	77	55,605
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25	123	111,795
Sr. Sec’d. Notes, 144A	8.750	05/25/24	200	202,016
Sr. Sec’d. Notes, 144A	8.750	05/25/24	194	195,870

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23	800	542,345
Embarq Corp., Sr. Unsec’d. Notes	7.995	06/01/36	590	698,187
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes	5.500	08/01/23(d)	95	59,505
Gtd. Notes, 144A	9.750	07/15/25(d)	635	421,932

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	8.125%	06/01/23(d)	95	$ 4,892
Intrado Corp., Gtd. Notes, 144A(a)	8.500	10/15/25	485	410,820
Level 3 Financing, Inc., Gtd. Notes	5.625	02/01/23	70	70,274
MTN Mauritius Investments Ltd. (South Africa), Gtd. Notes, 144A	6.500	10/13/26	200	215,415
ORBCOMM, Inc., Sr. Sec’d. Notes, 144A	8.000	04/01/24	110	106,018
Sprint Capital Corp.,
Gtd. Notes	6.875	11/15/28	96	124,449
Gtd. Notes	8.750	03/15/32	140	215,986

Sprint Corp., Gtd. Notes	7.875	09/15/23	425	493,280
ViaSat, Inc., Sr. Unsec’d. Notes, 144A	6.500	07/15/28	35	35,945
Zayo Group Holdings, Inc., Sr. Unsec’d. Notes, 144A	6.125	03/01/28	175	180,616
				5,054,890
Transportation 0.3%
Kazakhstan Temir Zholy Finance BV (Kazakhstan), Gtd. Notes	6.950	07/10/42	200	274,765
Pelabuhan Indonesia III Persero PT (Indonesia), Sr. Unsec’d. Notes	4.875	10/01/24	200	217,173
XPO Logistics, Inc.,
Gtd. Notes, 144A	6.125	09/01/23	175	178,551
Gtd. Notes, 144A	6.250	05/01/25	95	102,814
Gtd. Notes, 144A	6.750	08/15/24	100	107,498
				880,801

Total Corporate Bonds (cost $69,469,821)				67,434,858
Sovereign Bonds 13.0%
1MDB Global Investments Ltd. (Malaysia), Sr. Unsec’d. Notes	4.400	03/09/23	1,000	989,920
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125	09/30/49	200	223,916

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes	8.250%	05/09/28		200	$ 169,020
Sr. Unsec’d. Notes	9.375	05/08/48		200	164,034
Sr. Unsec’d. Notes	9.500	11/12/25		600	547,311
Sr. Unsec’d. Notes, 144A, MTN	8.000	11/26/29		200	166,627

Argentina Bonar Bonds (Argentina), Unsec’d. Notes	8.750	05/07/24		167	76,638
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	3.375	01/15/23	EUR	390	194,190
Sr. Unsec’d. Notes	3.380	12/31/38	EUR	200	94,236
Sr. Unsec’d. Notes	3.750	12/31/38		180	74,918
Sr. Unsec’d. Notes	5.625	01/26/22		500	220,763
Sr. Unsec’d. Notes	6.875	04/22/21		210	94,379
Sr. Unsec’d. Notes	6.875	01/11/48		75	30,787
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	826	460,956
Sr. Unsec’d. Notes	8.280	12/31/33		561	284,793
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes	7.000	01/26/26		200	224,188
Sr. Unsec’d. Notes	7.000	10/12/28		200	223,969
Sr. Unsec’d. Notes	7.375	05/14/30		200	228,817
Sr. Unsec’d. Notes	7.500	09/20/47		200	223,480
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes	5.625	01/07/41		150	170,263
Sr. Unsec’d. Notes	7.125	01/20/37		355	456,478
Sr. Unsec’d. Notes	8.250	01/20/34		683	943,532
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	6.125	01/18/41		225	302,199
Sr. Unsec’d. Notes	7.375	09/18/37		440	642,032
Sr. Unsec’d. Notes	10.375	01/28/33		200	318,263

Congolese International Bond (Congo (Republic)), Sr. Unsec’d. Notes	6.000	06/30/29		182	142,986
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes	4.250	01/26/23		200	192,045
Sr. Unsec’d. Notes	4.375	04/30/25		200	185,119
Sr. Unsec’d. Notes	7.000	04/04/44		200	179,972
Sr. Unsec’d. Notes	7.158	03/12/45		200	178,663

Croatia Government International Bond (Croatia), Sr. Unsec’d. Notes	2.750	01/27/30	EUR	185	254,143
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.875	04/18/24		350	367,566
Sr. Unsec’d. Notes	7.450	04/30/44		760	856,140
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		320	340,741

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes	7.950%	06/20/24		200	$ 109,528
Sr. Unsec’d. Notes	8.875	10/23/27		220	112,504
Sr. Unsec’d. Notes	9.650	12/13/26		200	102,360
Sr. Unsec’d. Notes	10.750	03/28/22		200	108,925
Sr. Unsec’d. Notes, 144A	7.875	01/23/28		200	100,277
Sr. Unsec’d. Notes, 144A	8.750	06/02/23		265	141,081
Sr. Unsec’d. Notes, 144A	8.875	10/23/27		200	102,277
Sr. Unsec’d. Notes, 144A	9.650	12/13/26		420	214,957
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes	7.903	02/21/48		200	183,631
Sr. Unsec’d. Notes, 144A	8.700	03/01/49		210	207,329
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/11/25	EUR	100	114,136
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	200	223,222
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	220	240,239
Sr. Unsec’d. Notes, 144A, MTN	7.600	03/01/29		200	204,103
Sr. Unsec’d. Notes, 144A, MTN	8.500	01/31/47		255	251,682
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes	5.875	01/30/25		355	321,095
Sr. Unsec’d. Notes	7.625	02/01/41		150	132,226
Sr. Unsec’d. Notes	8.250	04/10/32		280	265,934

Emirate of Dubai Government International Bonds (United Arab Emirates), Sr. Unsec’d. Notes, EMTN	5.250	01/30/43		200	229,660
Ethiopia International Bond (Ethiopia), Sr. Unsec’d. Notes	6.625	12/11/24		200	198,329
Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A, MTN	3.250	01/15/30		200	202,819
Gabon Government International Bond (Gabon),
Bonds	6.375	12/12/24		200	197,181
Sr. Unsec’d. Notes	6.950	06/16/25		200	196,724
Sr. Unsec’d. Notes, 144A	6.625	02/06/31		215	204,349
Ghana Government International Bond (Ghana),
Bank Gtd. Notes	10.750	10/14/30		200	239,508
Sr. Unsec’d. Notes	7.875	03/26/27		200	194,945
Sr. Unsec’d. Notes	8.125	01/18/26		200	201,366
Sr. Unsec’d. Notes	8.125	03/26/32		200	187,321
Sr. Unsec’d. Notes, 144A(a)	8.950	03/26/51		205	186,199

Guatemala Government Bond (Guatemala), Sr. Unsec’d. Notes	4.875	02/13/28		200	221,896
Honduras Government International Bond (Honduras), Sr. Unsec’d. Notes	7.500	03/15/24		200	218,524

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes	1.750%	06/05/35	EUR	208	$ 257,462
Sr. Unsec’d. Notes	7.625	03/29/41		306	536,818
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	7.750	01/17/38		200	316,744
Sr. Unsec’d. Notes	8.500	10/12/35		300	490,830
Sr. Unsec’d. Notes, EMTN	5.125	01/15/45		200	262,183
Sr. Unsec’d. Notes, EMTN	5.250	01/17/42		200	262,655
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes	5.800	01/15/28		234	216,539
Sr. Unsec’d. Notes	6.752	03/09/23		400	381,229
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes	3.875	07/03/50		200	249,623
Sr. Unsec’d. Notes	4.500	04/03/2120		200	292,695
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	5.125	06/15/25	EUR	100	119,399
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	100	109,068
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	100	109,740
Sr. Unsec’d. Notes	6.375	03/03/28		200	204,132
Sr. Unsec’d. Notes	6.625	03/22/48	EUR	140	146,154
Sr. Unsec’d. Notes	6.875	10/17/40	EUR	100	109,560
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes	7.875	07/28/45		200	260,871
Sr. Unsec’d. Notes	9.250	10/17/25		200	235,517

Jordan Government International Bond (Jordan), Sr. Unsec’d. Notes	7.375	10/10/47		200	208,769
Kazakhstan Government International Bond (Kazakhstan), Sr. Unsec’d. Notes, EMTN	6.500	07/21/45		200	312,311
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes	7.000	05/22/27		200	196,873
Sr. Unsec’d. Notes, 144A	8.250	02/28/48		200	195,428
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes	6.000	01/27/23(d)		89	15,215
Sr. Unsec’d. Notes	6.650	04/22/24(d)		120	20,195
Sr. Unsec’d. Notes	6.750	11/29/27(d)		150	24,843
Sr. Unsec’d. Notes	7.000	04/22/31(d)		80	12,852
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22(d)		10	1,800
Sr. Unsec’d. Notes, EMTN	6.850	05/25/29(d)		195	31,326
Sr. Unsec’d. Notes, GMTN	6.250	05/27/22(d)		130	23,132
Sr. Unsec’d. Notes, GMTN	6.250	11/04/24(d)		320	53,740
Sr. Unsec’d. Notes, GMTN	6.375	03/09/20(d)		220	42,049
Sr. Unsec’d. Notes, GMTN	6.400	05/26/23(d)		100	16,856
Sr. Unsec’d. Notes, GMTN	6.600	11/27/26(d)		30	4,959

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Lebanon Government International Bond (Lebanon), (cont’d.)
Sr. Unsec’d. Notes, GMTN	6.650%	02/26/30(d)		315	$ 51,443
Sr. Unsec’d. Notes, GMTN	7.150	11/20/31(d)		70	10,765
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN	6.050	01/11/40		236	305,933
Sr. Unsec’d. Notes, MTN	6.750	09/27/34		203	280,306

Morocco Government International Bond (Morocco), Sr. Unsec’d. Notes	1.500	11/27/31	EUR	100	113,341
Mozambique International Bond (Mozambique),
Unsec’d. Notes	5.000	09/15/31		200	171,035
Unsec’d. Notes, 144A	5.000	09/15/31		200	171,035
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes	7.625	11/21/25		200	206,080
Sr. Unsec’d. Notes	7.875	02/16/32		440	424,358
Sr. Unsec’d. Notes	8.747	01/21/31		400	411,504
Sr. Unsec’d. Notes, EMTN	6.500	11/28/27		200	190,412
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes	4.750	06/15/26		230	214,619
Sr. Unsec’d. Notes	6.500	03/08/47		600	532,118
Sr. Unsec’d. Notes	6.750	01/17/48		200	177,394
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes	6.875	12/05/27		200	196,805
Sr. Unsec’d. Notes	8.250	09/30/25		400	421,555
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	3.870	07/23/60		200	248,323
Sr. Unsec’d. Notes	4.500	04/01/56		200	268,957
Sr. Unsec’d. Notes	6.700	01/26/36		345	530,260
Sr. Unsec’d. Notes	9.375	04/01/29		80	125,636

Papua New Guinea Government International Bond (Papua New Guinea), Sr. Unsec’d. Notes, 144A	8.375	10/04/28		200	191,551
Paraguay Government International Bond (Paraguay), Sr. Unsec’d. Notes	6.100	08/11/44		200	265,103
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes	2.783	01/23/31		55	61,328
Sr. Unsec’d. Notes	5.625	11/18/50		50	85,133
Sr. Unsec’d. Notes	6.550	03/14/37		200	320,743
Sr. Unsec’d. Notes	8.750	11/21/33		335	584,850
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes	2.950	05/05/45		200	223,886
Sr. Unsec’d. Notes	3.950	01/20/40		300	371,166
Sr. Unsec’d. Notes	7.750	01/14/31		220	342,602

Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes	4.000	05/01/20(d)	EUR	15	6,586

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Provincia de Buenos Aires/Government Bonds (Argentina),
Sr. Unsec’d. Notes	9.125%	03/16/24		300	$ 131,390
Sr. Unsec’d. Notes	9.950	06/09/21		620	269,385
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes	4.400	04/16/50		200	271,780
Sr. Unsec’d. Notes	5.103	04/23/48		400	588,660
Sr. Unsec’d. Notes, 144A	4.400	04/16/50		200	271,780
Sr. Unsec’d. Notes, 144A	4.817	03/14/49		355	507,376
Sr. Unsec’d. Notes, 144A	5.103	04/23/48		200	294,330

Republic of Belarus International Bond (Belarus), Sr. Unsec’d. Notes	7.625	06/29/27		225	234,647
Republic of Cameroon International Bond (Cameroon), Sr. Unsec’d. Notes	9.500	11/19/25		200	209,270
Republic of South Africa Government Bond (South Africa),
Sr. Unsec’d. Notes, Series 2030	8.000	01/31/30	ZAR	625	33,742
Sr. Unsec’d. Notes, Series 2032	8.250	03/31/32	ZAR	1,395	71,010
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes	5.000	10/12/46		200	167,035
Sr. Unsec’d. Notes	5.650	09/27/47		200	179,016
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes	5.125	06/15/48		244	302,754
Sr. Unsec’d. Notes, 144A	4.000	02/14/51		30	31,554
Sr. Unsec’d. Notes, 144A, MTN	4.625	04/03/49	EUR	48	67,879
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	10	13,079
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	97	129,743
Sr. Unsec’d. Notes, EMTN	4.625	04/03/49	EUR	104	147,072
Sr. Unsec’d. Notes, EMTN	6.125	01/22/44		264	361,336
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes	5.100	03/28/35		600	750,704
Sr. Unsec’d. Notes	5.625	04/04/42		600	820,410
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes	5.250	01/16/50		200	284,787
Sr. Unsec’d. Notes, EMTN	4.500	10/26/46		600	761,029
Sr. Unsec’d. Notes, EMTN	4.625	10/04/47		200	258,883
Sr. Unsec’d. Notes, EMTN	5.000	04/17/49		200	274,046

Senegal Government International Bond (Senegal), Sr. Unsec’d. Notes, 144A	6.750	03/13/48		200	189,843
Serbia International Bond (Serbia), Sr. Unsec’d. Notes	1.500	06/26/29	EUR	200	225,621

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes	5.750%	04/18/23		600	$ 485,095
Sr. Unsec’d. Notes	5.875	07/25/22		200	169,150
Sr. Unsec’d. Notes	6.250	10/04/20		100	97,001
Sr. Unsec’d. Notes	6.850	11/03/25		200	154,231
Sr. Unsec’d. Notes, 144A	5.750	04/18/23		200	161,698
Sr. Unsec’d. Notes, 144A	6.750	04/18/28		200	146,991
Sr. Unsec’d. Notes, 144A	6.850	03/14/24		265	210,833
Sr. Unsec’d. Notes, 144A	7.850	03/14/29		200	149,737
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes	4.875	10/09/26		300	267,164
Sr. Unsec’d. Notes	6.000	03/25/27		280	262,836
Sr. Unsec’d. Notes	6.000	01/14/41		400	333,806
Sr. Unsec’d. Notes	6.875	03/17/36		209	193,970
Sr. Unsec’d. Notes	7.375	02/05/25		125	127,058

Turkiye Ihracat Kredi Bankasi A/S (Turkey), Sr. Unsec’d. Notes	8.250	01/24/24		200	204,703
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	6.750	06/20/26	EUR	200	236,801
Sr. Unsec’d. Notes	7.750	09/01/25		110	113,535
Sr. Unsec’d. Notes	7.750	09/01/26		250	256,358
Sr. Unsec’d. Notes	7.750	09/01/27		300	306,455
Sr. Unsec’d. Notes	8.994	02/01/24		200	215,052
Sr. Unsec’d. Notes	9.750	11/01/28		535	597,542
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	100	98,948
Sr. Unsec’d. Notes, 144A, GDP Linked	— (p)	05/31/40		35	30,657
Sr. Unsec’d. Notes, GDP Linked	— (p)	05/31/40		171	149,783

Ukreximbank Via Biz Finance PLC (Ukraine), Sr. Unsec’d. Notes	9.750	01/22/25		200	206,823
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	4.125	11/20/45		80	98,839
Sr. Unsec’d. Notes	4.975	04/20/55		100	138,991
Sr. Unsec’d. Notes	5.100	06/18/50		230	321,709
Sr. Unsec’d. Notes	7.625	03/21/36		325	517,740
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes	7.000	03/31/38(d)		220	15,321
Sr. Unsec’d. Notes	7.750	10/13/19(d)		110	7,535
Sr. Unsec’d. Notes	9.000	05/07/23(d)		100	6,958
Sr. Unsec’d. Notes	11.950	08/05/31(d)		300	21,003
Zambia Government International Bond (Zambia),
Sr. Unsec’d. Notes	8.500	04/14/24		400	222,405

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Zambia Government International Bond (Zambia), (cont’d.)
Unsec’d. Notes	5.375%	09/20/22	200	$ 111,634

Total Sovereign Bonds (cost $44,961,022)				43,750,328

Total Long-Term Investments (cost $311,872,209)				328,332,542

	Shares
Short-Term Investments 3.9%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	7,559,057	7,559,057
PGIM Institutional Money Market Fund (cost $5,784,018; includes $5,782,034 of cash collateral for securities on loan)(b)(w)	5,796,391	5,795,811

Total Short-Term Investments (cost $13,343,075)		13,354,868

TOTAL INVESTMENTS 101.2% (cost $325,215,284)	341,687,410
Liabilities in excess of other assets(z) (1.2)%		(4,120,037)

Net Assets 100.0%		$ 337,567,373

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
CLO—Collateralized Loan Obligation
CVT—Convertible Security
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
GDP—Gross Domestic Product
GMTN—Global Medium Term Note
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MLP—Master Limited Partnership
MSCI—Morgan Stanley Capital International
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $855,327 and 0.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,698,410; cash collateral of $5,782,034 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2020.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $473,481. The aggregate value of $342,710 is 0.1% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(g)	An affiliated security.
(p)	Interest rate not available as of July 31, 2020.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Futures contracts outstanding at July 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
13	2 Year U.S. Treasury Notes	Sep. 2020	$2,872,797	$ 2,419
8	5 Year U.S. Treasury Notes	Sep. 2020	1,009,000	6,049
17	10 Year U.S. Treasury Notes	Sep. 2020	2,381,328	23,565
7	20 Year U.S. Treasury Bonds	Sep. 2020	1,275,969	29,115
				61,148
Short Positions:
5	2 Year U.S. Treasury Notes	Sep. 2020	1,104,922	(944)
8	10 Year Euro-Bund	Sep. 2020	1,672,877	(20,975)
16	20 Year U.S. Treasury Bonds	Sep. 2020	2,916,500	(71,407)
2	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	455,375	(31,089)
				(124,415)
				$ (63,267)
Forward foreign currency exchange contracts outstanding at July 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/04/20	Citibank, N.A.	BRL	416	$ 76,479	$ 79,687	$ 3,208	$ —
Expiring 08/04/20	JPMorgan Chase Bank, N.A.	BRL	481	90,100	92,258	2,158	—
Expiring 08/04/20	JPMorgan Chase Bank, N.A.	BRL	236	44,000	45,182	1,182	—
Expiring 08/04/20	Morgan Stanley & Co. International PLC	BRL	661	125,858	126,715	857	—
Expiring 08/04/20	Morgan Stanley & Co. International PLC	BRL	266	50,000	51,002	1,002	—
Expiring 09/02/20	BNP Paribas S.A.	BRL	452	87,000	86,484	—	(516)
Expiring 09/02/20	Morgan Stanley & Co. International PLC	BRL	323	62,300	61,838	—	(462)
Chilean Peso,
Expiring 09/16/20	Barclays Bank PLC	CLP	71,668	92,000	94,708	2,708	—
Expiring 09/16/20	Citibank, N.A.	CLP	62,489	76,798	82,578	5,780	—
Expiring 09/16/20	HSBC Bank USA, N.A.	CLP	58,235	76,000	76,957	957	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	94,066	118,000	124,307	6,307	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	52,042	68,000	68,772	772	—

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CLP	92,254	$ 120,000	$ 121,912	$ 1,912	$ —
Chinese Renminbi,
Expiring 08/07/20	BNP Paribas S.A.	CNH	1,237	176,000	176,838	838	—
Expiring 08/07/20	BNP Paribas S.A.	CNH	932	130,000	133,304	3,304	—
Expiring 08/07/20	Citibank, N.A.	CNH	1,756	247,000	251,036	4,036	—
Expiring 08/07/20	Citibank, N.A.	CNH	1,346	190,000	192,409	2,409	—
Expiring 08/07/20	Citibank, N.A.	CNH	1,282	181,000	183,371	2,371	—
Expiring 08/07/20	Citibank, N.A.	CNH	972	139,000	139,045	45	—
Expiring 08/07/20	Citibank, N.A.	CNH	517	72,485	73,958	1,473	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	1,444	204,000	206,439	2,439	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	1,099	155,000	157,201	2,201	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	1,091	155,537	156,003	466	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	1,080	152,000	154,483	2,483	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	966	138,000	138,197	197	—
Expiring 08/07/20	JPMorgan Chase Bank, N.A.	CNH	1,082	153,004	154,726	1,722	—
Expiring 05/14/21	Citibank, N.A.	CNH	2,567	367,933	361,267	—	(6,666)
Colombian Peso,
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	387,925	104,000	103,547	—	(453)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	COP	206,048	55,000	54,999	—	(1)
Czech Koruna,
Expiring 10/19/20	Barclays Bank PLC	CZK	1,858	84,000	83,447	—	(553)
Expiring 10/19/20	Citibank, N.A.	CZK	1,539	69,000	69,102	102	—
Expiring 10/19/20	Goldman Sachs International	CZK	4,276	180,716	192,019	11,303	—
Expiring 10/19/20	HSBC Bank USA, N.A.	CZK	1,520	68,000	68,230	230	—
Expiring 10/19/20	Morgan Stanley & Co. International PLC	CZK	2,908	129,000	130,574	1,574	—
Expiring 10/19/20	UBS AG	CZK	1,535	69,000	68,919	—	(81)
Euro,
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	193	218,852	227,995	9,143	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	79	92,950	92,904	—	(46)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	64	72,820	75,365	2,545	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	63	75,031	74,660	—	(371)

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint,
Expiring 10/19/20	Barclays Bank PLC	HUF	30,813	$ 106,000	$ 105,342	$ —	$ (658)
Expiring 10/19/20	HSBC Bank USA, N.A.	HUF	30,123	102,000	102,981	981	—
Expiring 10/19/20	Morgan Stanley & Co. International PLC	HUF	31,858	107,000	108,913	1,913	—
Expiring 10/19/20	UBS AG	HUF	19,678	67,000	67,274	274	—
Indian Rupee,
Expiring 09/16/20	Citibank, N.A.	INR	5,831	76,479	77,413	934	—
Expiring 09/16/20	HSBC Bank USA, N.A.	INR	9,039	119,000	120,007	1,007	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	11,125	147,000	147,707	707	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	INR	14,041	186,000	186,416	416	—
Indonesian Rupiah,
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	1,739,066	119,000	117,250	—	(1,750)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	1,695,340	116,000	114,302	—	(1,698)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	1,555,681	103,094	104,886	1,792	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	1,489,363	97,727	100,414	2,687	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	IDR	1,134,480	77,784	76,488	—	(1,296)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	IDR	803,626	53,256	54,182	926	—
Expiring 09/16/20	The Toronto-Dominion Bank	IDR	2,110,180	139,673	142,271	2,598	—
Israeli Shekel,
Expiring 09/16/20	Barclays Bank PLC	ILS	414	121,720	121,722	2	—
Expiring 09/16/20	Citibank, N.A.	ILS	489	142,000	143,839	1,839	—
Expiring 09/16/20	Goldman Sachs International	ILS	477	140,000	140,173	173	—
Expiring 09/16/20	HSBC Bank USA, N.A.	ILS	652	189,156	191,747	2,591	—
Japanese Yen,
Expiring 10/19/20	Citibank, N.A.	JPY	29,938	280,690	283,104	2,414	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	JPY	7,893	74,658	74,642	—	(16)
Mexican Peso,
Expiring 09/17/20	HSBC Bank USA, N.A.	MXN	3,191	144,593	142,480	—	(2,113)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	1,762	76,660	78,696	2,036	—

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	1,657	$ 72,770	$ 73,993	$ 1,223	$ —
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	1,665	75,019	74,363	—	(656)
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	1,608	73,715	71,787	—	(1,928)
New Taiwanese Dollar,
Expiring 09/16/20	Barclays Bank PLC	TWD	4,528	155,000	154,990	—	(10)
Expiring 09/16/20	Credit Suisse International	TWD	5,213	178,000	178,446	446	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	5,588	191,000	191,272	272	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	TWD	9,307	317,369	318,560	1,191	—
Peruvian Nuevo Sol,
Expiring 09/16/20	Citibank, N.A.	PEN	336	96,033	95,119	—	(914)
Expiring 09/16/20	Citibank, N.A.	PEN	242	68,548	68,387	—	(161)
Expiring 09/16/20	Goldman Sachs International	PEN	256	74,800	72,431	—	(2,369)
Philippine Peso,
Expiring 09/16/20	Barclays Bank PLC	PHP	8,943	178,000	181,582	3,582	—
Expiring 09/16/20	Goldman Sachs International	PHP	10,070	200,000	204,464	4,464	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	6,578	132,000	133,563	1,563	—
Polish Zloty,
Expiring 10/19/20	Barclays Bank PLC	PLN	290	76,260	77,413	1,153	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	PLN	756	190,263	201,879	11,616	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	PLN	240	64,050	64,010	—	(40)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	PLN	236	63,000	63,102	102	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	PLN	181	47,740	48,466	726	—
Expiring 10/19/20	Morgan Stanley & Co. International PLC	PLN	371	98,000	99,084	1,084	—
Expiring 10/19/20	UBS AG	PLN	316	85,001	84,430	—	(571)
Russian Ruble,
Expiring 09/16/20	Barclays Bank PLC	RUB	6,185	88,384	82,840	—	(5,544)
Expiring 09/16/20	Barclays Bank PLC	RUB	2,604	37,363	34,877	—	(2,486)
Expiring 09/16/20	Barclays Bank PLC	RUB	2,434	34,933	32,604	—	(2,329)

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 09/16/20	Morgan Stanley & Co. International PLC	RUB	17,587	$ 244,504	$ 235,563	$ —	$ (8,941)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	RUB	17,587	249,481	235,563	—	(13,918)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	RUB	4,070	58,000	54,510	—	(3,490)
Singapore Dollar,
Expiring 09/16/20	Barclays Bank PLC	SGD	236	170,000	171,848	1,848	—
Expiring 09/16/20	Credit Suisse International	SGD	288	209,000	209,297	297	—
Expiring 09/16/20	Credit Suisse International	SGD	256	185,000	186,675	1,675	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	757	545,173	551,138	5,965	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	207	149,317	150,340	1,023	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	202	145,000	146,691	1,691	—
South African Rand,
Expiring 09/16/20	Barclays Bank PLC	ZAR	1,474	89,000	85,788	—	(3,212)
Expiring 09/16/20	Barclays Bank PLC	ZAR	999	60,000	58,124	—	(1,876)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	1,491	89,000	86,754	—	(2,246)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	915	55,000	53,256	—	(1,744)
South Korean Won,
Expiring 09/16/20	Citibank, N.A.	KRW	91,128	75,418	76,269	851	—
Expiring 09/16/20	Credit Suisse International	KRW	127,528	107,000	106,734	—	(266)
Expiring 09/16/20	Credit Suisse International	KRW	101,745	85,000	85,155	155	—
Expiring 09/16/20	Goldman Sachs International	KRW	207,263	173,000	173,468	468	—
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	215,498	180,000	180,361	361	—
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	193,118	160,000	161,630	1,630	—
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	177,947	147,430	148,932	1,502	—
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	158,700	133,000	132,823	—	(177)
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	102,349	86,000	85,661	—	(339)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	177,066	147,430	148,196	766	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	164,378	137,000	137,576	576	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	105,300	88,239	88,131	—	(108)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	92,242	76,798	77,202	404	—

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 09/16/20	Morgan Stanley & Co. International PLC	KRW	91,970	$ 77,157	$ 76,975	$ —	$ (182)
Thai Baht,
Expiring 09/16/20	Barclays Bank PLC	THB	2,179	69,100	69,855	755	—
Expiring 09/16/20	BNP Paribas S.A.	THB	1,843	59,760	59,096	—	(664)
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	7,950	252,061	254,912	2,851	—
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	7,399	239,000	237,239	—	(1,761)
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	3,911	126,000	125,417	—	(583)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	5,449	175,000	174,720	—	(280)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	4,657	150,000	149,332	—	(668)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	3,758	121,000	120,490	—	(510)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	3,276	106,240	105,059	—	(1,181)
Turkish Lira,
Expiring 09/16/20	Barclays Bank PLC	TRY	633	90,000	87,376	—	(2,624)
Expiring 09/16/20	Barclays Bank PLC	TRY	605	86,000	83,510	—	(2,490)
Expiring 09/16/20	Barclays Bank PLC	TRY	438	62,000	60,453	—	(1,547)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TRY	779	110,000	107,614	—	(2,386)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TRY	417	59,000	57,585	—	(1,415)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TRY	383	54,000	52,871	—	(1,129)
				$15,830,709	$15,892,538	149,254	(87,425)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/20/20	HSBC Bank USA, N.A.	AUD	671	$ 466,240	$ 479,562	$ —	$ (13,322)
Brazilian Real,
Expiring 08/04/20	Citibank, N.A.	BRL	408	76,798	78,258	—	(1,460)
Expiring 08/04/20	JPMorgan Chase Bank, N.A.	BRL	407	76,593	78,082	—	(1,489)
Expiring 08/04/20	Morgan Stanley & Co. International PLC	BRL	1,244	236,760	238,504	—	(1,744)

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 09/02/20	Morgan Stanley & Co. International PLC	BRL	661	$ 125,716	$ 126,557	$ —	$ (841)
Chilean Peso,
Expiring 09/16/20	Citibank, N.A.	CLP	150,212	194,073	198,504	—	(4,431)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	509,931	625,760	673,868	—	(48,108)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CLP	116,608	142,000	154,095	—	(12,095)
Chinese Renminbi,
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	1,556	222,000	222,430	—	(430)
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	1,223	174,000	174,903	—	(903)
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	2,567	368,530	361,268	7,262	—
Colombian Peso,
Expiring 09/16/20	Barclays Bank PLC	COP	260,918	69,000	69,646	—	(646)
Expiring 09/16/20	BNP Paribas S.A.	COP	431,075	120,328	115,065	5,263	—
Expiring 09/16/20	Citibank, N.A.	COP	289,855	76,479	77,370	—	(891)
Expiring 09/16/20	Goldman Sachs International	COP	432,073	120,435	115,331	5,104	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	475,950	126,000	127,043	—	(1,043)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	410,339	113,904	109,530	4,374	—
Euro,
Expiring 10/19/20	Bank of America, N.A.	EUR	19	22,311	22,694	—	(383)
Expiring 10/19/20	BNP Paribas S.A.	EUR	121	137,820	143,181	—	(5,361)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	77	87,630	90,438	—	(2,808)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	64	72,955	75,420	—	(2,465)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	26	30,127	31,051	—	(924)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	26	29,287	30,155	—	(868)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	EUR	118	134,005	139,785	—	(5,780)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	EUR	118	139,120	139,694	—	(574)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	EUR	99	116,589	117,068	—	(479)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	EUR	87	102,211	102,242	—	(31)

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/19/20	Morgan Stanley & Co. International PLC	EUR	26	$ 29,964	$ 30,598	$ —	$ (634)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	EUR	18	21,204	21,243	—	(39)
Expiring 11/03/20	Morgan Stanley & Co. International PLC	EUR	1,912	2,162,540	2,257,181	—	(94,641)
Hungarian Forint,
Expiring 10/19/20	Citibank, N.A.	HUF	14,664	46,840	50,131	—	(3,291)
Indian Rupee,
Expiring 09/16/20	Citibank, N.A.	INR	11,732	154,000	155,764	—	(1,764)
Expiring 09/16/20	Citibank, N.A.	INR	10,469	137,000	138,990	—	(1,990)
Expiring 09/16/20	HSBC Bank USA, N.A.	INR	9,828	128,000	130,492	—	(2,492)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	15,253	198,000	202,512	—	(4,512)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	13,558	178,000	180,007	—	(2,007)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	13,372	174,000	177,542	—	(3,542)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	9,060	118,000	120,290	—	(2,290)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	8,551	112,000	113,534	—	(1,534)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	INR	2,318	30,200	30,774	—	(574)
Indonesian Rupiah,
Expiring 09/16/20	Citibank, N.A.	IDR	1,207,040	84,919	81,380	3,539	—
Expiring 09/16/20	HSBC Bank USA, N.A.	IDR	1,711,000	116,000	115,358	642	—
Expiring 09/16/20	HSBC Bank USA, N.A.	IDR	1,684,032	112,000	113,539	—	(1,539)
Expiring 09/16/20	HSBC Bank USA, N.A.	IDR	1,675,654	113,000	112,975	25	—
Expiring 09/16/20	HSBC Bank USA, N.A.	IDR	1,584,601	108,000	106,836	1,164	—
Expiring 09/16/20	HSBC Bank USA, N.A.	IDR	1,290,819	87,000	87,029	—	(29)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	1,890,304	128,000	127,447	553	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	983,250	69,000	66,292	2,708	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	954,357	67,000	64,344	2,656	—
Israeli Shekel,
Expiring 09/16/20	Citibank, N.A.	ILS	641	186,000	188,535	—	(2,535)
Expiring 09/16/20	Citibank, N.A.	ILS	486	141,000	142,919	—	(1,919)
Mexican Peso,
Expiring 09/17/20	Barclays Bank PLC	MXN	345	15,807	15,412	395	—

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	2,550	$ 113,000	$ 113,857	$ —	$ (857)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	1,680	75,030	75,017	13	—
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	1,763	76,798	78,719	—	(1,921)
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	1,698	72,770	75,818	—	(3,048)
New Taiwanese Dollar,
Expiring 09/16/20	Citibank, N.A.	TWD	5,297	182,000	181,322	678	—
Expiring 09/16/20	HSBC Bank USA, N.A.	TWD	4,766	163,000	163,137	—	(137)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	6,042	206,000	206,822	—	(822)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	5,042	172,000	172,584	—	(584)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	4,551	156,000	155,784	216	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	4,310	147,000	147,516	—	(516)
Peruvian Nuevo Sol,
Expiring 09/16/20	BNP Paribas S.A.	PEN	341	98,560	96,460	2,100	—
Expiring 09/16/20	Citibank, N.A.	PEN	494	141,000	139,649	1,351	—
Expiring 09/16/20	Citibank, N.A.	PEN	472	133,000	133,594	—	(594)
Expiring 09/16/20	Citibank, N.A.	PEN	465	134,000	131,601	2,399	—
Expiring 09/16/20	HSBC Bank USA, N.A.	PEN	384	109,000	108,667	333	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PEN	480	136,000	135,650	350	—
Philippine Peso,
Expiring 09/16/20	BNP Paribas S.A.	PHP	8,170	162,000	165,885	—	(3,885)
Expiring 09/16/20	Citibank, N.A.	PHP	7,272	144,677	147,662	—	(2,985)
Expiring 09/16/20	Citibank, N.A.	PHP	5,299	104,236	107,597	—	(3,361)
Expiring 09/16/20	Citibank, N.A.	PHP	2,898	57,763	58,843	—	(1,080)
Expiring 09/16/20	HSBC Bank USA, N.A.	PHP	11,138	222,734	226,165	—	(3,431)
Expiring 09/16/20	HSBC Bank USA, N.A.	PHP	5,664	111,713	115,014	—	(3,301)
Polish Zloty,
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	PLN	365	93,000	97,634	—	(4,634)
Russian Ruble,
Expiring 09/16/20	Barclays Bank PLC	RUB	6,747	94,000	90,379	3,621	—
Expiring 09/16/20	Barclays Bank PLC	RUB	5,162	72,770	69,142	3,628	—
Expiring 09/16/20	Barclays Bank PLC	RUB	3,843	54,000	51,469	2,531	—
Expiring 09/16/20	UBS AG	RUB	3,565	51,000	47,750	3,250	—

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 09/16/20	HSBC Bank USA, N.A.	SGD	230	$ 165,000	$ 167,235	$ —	$ (2,235)
Expiring 09/16/20	HSBC Bank USA, N.A.	SGD	227	163,000	165,245	—	(2,245)
Expiring 09/16/20	HSBC Bank USA, N.A.	SGD	221	159,000	160,884	—	(1,884)
South African Rand,
Expiring 09/16/20	Citibank, N.A.	ZAR	6,714	394,702	390,739	3,963	—
Expiring 09/16/20	Citibank, N.A.	ZAR	888	52,000	51,708	292	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	ZAR	1,256	75,019	73,121	1,898	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	ZAR	727	41,976	42,320	—	(344)
South Korean Won,
Expiring 09/16/20	Credit Suisse International	KRW	149,766	124,000	125,346	—	(1,346)
Expiring 09/16/20	Goldman Sachs International	KRW	151,748	127,000	127,006	—	(6)
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	126,247	105,351	105,663	—	(312)
Thai Baht,
Expiring 09/16/20	Credit Suisse International	THB	3,433	110,000	110,085	—	(85)
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	3,609	116,000	115,725	275	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	829	26,610	26,568	42	—
Turkish Lira,
Expiring 08/12/20	Barclays Bank PLC	TRY	536	76,347	75,677	670	—
Expiring 09/16/20	Barclays Bank PLC	TRY	1,966	281,956	271,598	10,358	—
Expiring 09/16/20	Barclays Bank PLC	TRY	869	124,000	120,046	3,954	—
Expiring 09/16/20	Barclays Bank PLC	TRY	627	88,000	86,579	1,421	—
Expiring 09/16/20	Barclays Bank PLC	TRY	606	87,000	83,686	3,314	—
Expiring 09/16/20	Barclays Bank PLC	TRY	579	82,000	80,053	1,947	—
Expiring 09/16/20	Barclays Bank PLC	TRY	538	77,000	74,257	2,743	—
Expiring 09/16/20	Barclays Bank PLC	TRY	518	73,000	71,499	1,501	—
Expiring 09/16/20	Barclays Bank PLC	TRY	488	69,000	67,365	1,635	—
Expiring 09/16/20	Barclays Bank PLC	TRY	468	67,000	64,668	2,332	—
Expiring 09/16/20	Barclays Bank PLC	TRY	466	67,000	64,423	2,577	—
Expiring 09/16/20	Barclays Bank PLC	TRY	448	64,000	61,894	2,106	—
Expiring 09/16/20	Barclays Bank PLC	TRY	414	59,000	57,257	1,743	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TRY	820	117,651	113,265	4,386	—
				$15,199,808	$15,370,517	101,312	(272,021)
						$250,566	$(359,446)

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Cross currency exchange contracts outstanding at July 31, 2020:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/19/20	Buy	CZK	1,697	EUR	64	$377	$—	HSBC Bank USA, N.A.
Credit default swap agreements outstanding at July 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.34.V7	06/20/25	5.000%(Q)	5,255	$186,067	$(172,175)	$(358,242)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
under the terms of the agreement.
Interest rate swap agreements outstanding at July 31, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
CNH	3,800	05/11/25	1.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$ (4)	$(16,625)	$(16,621)
CNH	3,700	05/29/25	2.020%(Q)	7 Day China Fixing Repo Rates(2)(Q)	7	(13,554)	(13,561)
CNH	1,500	07/24/25	2.525%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(6)	(618)	(612)
MXN	22,980	04/28/27	5.930%(M)	28 Day Mexican Interbank Rate(2)(M)	13,439	46,176	32,737
					$13,436	$ 15,379	$ 1,943

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).